13FCONP 11/14/00

RECEIVED
OFFICE OF THE SECRETARY

NOV 15 1999

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

Form 13F

Form 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

RECD S.E.C.
NOV 15 1999
087

Institutional Investment Manager Filing this Report:

Name: HANAWALT ASSOCIATES, LLC
Address: 153 E. 53rd ST., 43rd FL
NEW YORK, NY 10022

Form 13F File Number: 28- 6706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

99 04 6097

Person Signing this Report on Behalf of Reporting Manager:

Name: MARIETTA GOLDMAN
Title: MANAGING DIRECTOR
Phone: 212-292-6598

Signature, Place, and Date of Signing:

/s/ Marietta Goldman	New York, New York	10/21/99
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-__________   ______________________

[Repeat as necessary.]

PROCESSED
JAN 08 2003
THOMSON
FINANCIAL

Confidential Treatment Requested

[NYCorp;953181.1:4675B:11/11/1999--4:14p]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	7
Form 13F Information Table Value Total:	$ 24,534 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
______	28-____________________	____________________________

[Repeat as necessary.]

Confidential Treatment Requested

Form 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
AUTOZONE INC.	COM	053332102	2,806	100,000			✓		✓		
MERCURY GENL CORP NEW	COM	589400100	1,103	40,000			✓		✓		
MIDAS GROUP	COM	595626102	311	15,100			✓		✓		
SCOTTS CO.	CLA	810186106	1,039	30,000			✓		✓		
WADDELL & REED FINL INC	CLA	930059100	1,419	67,400			✓		✓		
WADDELL & REED FINL INC	CLB	930059209	5,186	242,600			✓		✓		
STANLEY WKS	COM	854616109	12,594	500,000			✓		✓		

[Repeat as necessary]

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